COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Commitments [Abstract]
Undrawn credit facilities	$ 233	$ 4,212
Contingencies [Abstract]
Interest receivables on non-performing assets	10,947	5,042
Commitments to Purchase Property and Equipment [Member]
Other Commitments [Abstract]
Commitments	99,050	362,592
Committed Licensing Fee Payable for Licensing of Game Titles [Member]
Other Commitments [Abstract]
Commitments	13,677	13,671
Commitment to Invest in Certain Companies [Member]
Other Commitments [Abstract]
Commitments	125,733	183,562
Minimum [Member]
Other Commitments [Abstract]
Minimum guarantee commitments	$ 45,257	$ 62,300